Trade and other receivables - Summary of Aging Analysis of Invoice, Loss Allowance (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line items]
Trade receivables	£ 8,613.9		£ 8,390.1
Trade receivables [member]
Disclosure of financial assets [Line items]
Trade receivables	8,062.2		7,889.7
Loss allowance	£ 116.6	£ 91.3	£ 91.3	£ 93.8	£ 85.4
Expected loss rate	1.40%	1.10%
Trade receivables [member] | Cost [member]
Disclosure of financial assets [Line items]
Trade receivables	£ 8,178.9	£ 7,981.0
0-90 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Loss allowance	£ 11.3	2.9
Expected loss rate	0.10%
0-90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of financial assets [Line items]
Trade receivables	£ 7,621.9	7,392.6
91-180 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Loss allowance	£ 3.8	£ 2.8
Expected loss rate	1.00%	0.70%
91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of financial assets [Line items]
Trade receivables	£ 381.5	£ 425.6
181 days - 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Loss allowance	£ 39.2	£ 24.2
Expected loss rate	45.30%	30.80%
181 days - 1 year [member] | Trade receivables [member] | Cost [member]
Disclosure of financial assets [Line items]
Trade receivables	£ 86.5	£ 78.6
Over 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Loss allowance	£ 62.3	£ 61.4
Expected loss rate	70.00%	73.00%
Over 1 year [member] | Trade receivables [member] | Cost [member]
Disclosure of financial assets [Line items]
Trade receivables	£ 89.0	£ 84.2